UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-7803

Name of Registrant:  Vanguard Scottsdale Funds

Address of Registrant:

P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: November 30, 2009

Item 1: Schedule of Investments

Vanguard Short-Term Government Bond Index Fund

Schedule of Investments
As of November 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (67.7%)
	United States Treasury Note/Bond	0.875%	12/31/10	540	543
	United States Treasury Note/Bond	5.000%	2/15/11	460	486
	United States Treasury Note/Bond	0.875%	3/31/11	10	10
	United States Treasury Note/Bond	0.875%	5/31/11	200	201
	United States Treasury Note/Bond	1.125%	6/30/11	200	202
	United States Treasury Note/Bond	1.000%	8/31/11	510	514
	United States Treasury Note/Bond	4.500%	11/30/11	490	528
	United States Treasury Note/Bond	4.625%	2/29/12	490	532
	United States Treasury Note/Bond	4.750%	5/31/12	350	384
	United States Treasury Note/Bond	4.125%	8/31/12	200	217
	United States Treasury Note/Bond	4.250%	9/30/12	200	218
	United States Treasury Note/Bond	1.375%	11/15/12	240	242
					4,077
Agency Bonds and Notes (31.8%)
1	Citigroup Funding Inc.	1.375%	5/5/11	200	202
2	Federal Home Loan Banks	2.625%	5/20/11	200	206
2	Federal Home Loan Banks	1.750%	8/22/12	250	254
[2,3]	Federal Home Loan Mortgage Corp.	1.750%	4/20/11	250	251
2	Federal Home Loan Mortgage Corp.	5.250%	7/18/11	100	108
2	Federal Home Loan Mortgage Corp.	2.125%	3/23/12	100	102
2	Federal Home Loan Mortgage Corp.	2.125%	9/21/12	100	103
2	Federal National Mortgage Assn.	1.750%	3/23/11	150	153
2	Federal National Mortgage Assn.	6.000%	5/15/11	100	108
2	Federal National Mortgage Assn.	4.875%	5/18/12	100	109
2	Federal National Mortgage Assn.	4.375%	9/15/12	100	109
1	JPMorgan Chase & Co.	3.125%	12/1/11	200	209
					1,914
Total U.S. Government and Agency Obligations (Cost $5,979)					5,991
				Shares
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
4	Vanguard Market Liquidity Fund (Cost $45)	0.199%		45,000	45
Total Investments (100.3%) (Cost $6,025)					6,036
Other Assets and Liabilities-Net (-0.3%)					(15)
Net Assets (100%)					6,021

1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee
Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Short-Term Government Bond Index Fund

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of November 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,991	—
Temporary Cash Investments	45	—	—
Total	45	5,991	—

At November 30, 2009, the cost of investment securities for tax purposes was $6,025,000. Net unrealized appreciation of investment securities for tax purposes was $11,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Intermediate-Term Government Bond Index Fund

Schedule of Investments

As of November 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.9%)
U.S. Government Securities (83.2%)
	United States Treasury Note/Bond	3.375%	11/30/12	40	43
	United States Treasury Note/Bond	4.250%	8/15/13	420	464
	United States Treasury Note/Bond	3.125%	9/30/13	680	722
	United States Treasury Note/Bond	2.125%	11/30/14	75	75
	United States Treasury Note/Bond	11.250%	2/15/15	440	640
	United States Treasury Note/Bond	10.625%	8/15/15	490	711
	United States Treasury Note/Bond	5.125%	5/15/16	630	730
	United States Treasury Note/Bond	7.500%	11/15/16	65	85
	United States Treasury Note/Bond	8.750%	5/15/17	220	308
	United States Treasury Note/Bond	9.125%	5/15/18	200	292
	United States Treasury Note/Bond	9.000%	11/15/18	200	293
	United States Treasury Note/Bond	3.125%	5/15/19	320	319
	United States Treasury Note/Bond	8.125%	8/15/19	200	281
	United States Treasury Note/Bond	3.375%	11/15/19	85	86
					5,049
Agency Bonds and Notes (15.7%)
1	Federal Home Loan Banks	5.500%	8/13/14	100	115
1	Federal Home Loan Banks	5.000%	11/17/17	100	111
1	Federal Home Loan Mortgage Corp.	3.000%	7/28/14	100	104
1	Federal Home Loan Mortgage Corp.	4.500%	1/15/15	100	110
1	Federal Home Loan Mortgage Corp.	5.000%	2/16/17	100	112
1	Federal National Mortgage Assn.	3.625%	2/12/13	170	182
1	Federal National Mortgage Assn.	2.750%	3/13/14	100	103
1	Federal National Mortgage Assn.	5.375%	6/12/17	100	115
					952
Total U.S. Government and Agency Obligations (Cost $5,946)					6,001
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
2	Vanguard Market Liquidity Fund (Cost $23)	0.199%		22,973	23
Total Investments (99.3%) (Cost $5,969)					6,024
Other Assets and Liabilities-Net (0.7%)					41
Net Assets (100%)					6,065

1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Intermediate-Term Government Bond Index Fund

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of November 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	6,001	—
Temporary Cash Investments	23	—	—
Total	23	6,001	—

At November 30, 2009, the cost of investment securities for tax purposes was $5,969,000. Net unrealized appreciation of investment securities for tax purposes was $55,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Intermediate-Term Government Bond Index Fund

Vanguard Long-Term Government Bond Index Fund

Schedule of Investments
As of November 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.3%)
U.S. Government Securities (89.1%)
		1.000%	10/31/11	30	30
	United States Treasury Note/Bond	8.500%	2/15/20	530	769
	United States Treasury Note/Bond	8.750%	8/15/20	190	282
	United States Treasury Note/Bond	7.875%	2/15/21	50	70
	United States Treasury Note/Bond	7.500%	11/15/24	50	71
	United States Treasury Note/Bond	7.625%	2/15/25	735	1,055
	United States Treasury Note/Bond	6.000%	2/15/26	280	350
	United States Treasury Note/Bond	5.250%	11/15/28	50	58
	United States Treasury Note/Bond	6.125%	8/15/29	650	832
	United States Treasury Note/Bond	5.375%	2/15/31	50	59
	United States Treasury Note/Bond	4.500%	2/15/36	420	442
	United States Treasury Note/Bond	4.750%	2/15/37	50	55
	United States Treasury Note/Bond	3.500%	2/15/39	1,340	1,183
	United States Treasury Note/Bond	4.500%	8/15/39	160	168
					5,424
Agency Bonds and Notes (9.2%)
1	Federal Home Loan Banks	5.500%	7/15/36	100	107
1	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	70	88
1	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	80	97
1	Federal National Mortgage Assn.	6.250%	5/15/29	120	144
1	Federal National Mortgage Assn.	5.625%	7/15/37	110	121
					557
Total U.S. Government and Agency Obligations (Cost $5,890)					5,981
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
2	Vanguard Market Liquidity Fund (Cost $25)	0.199%		24,867	25
Total Investments (98.7%) (Cost $5,915)					6,006
Other Assets and Liabilities-Net (1.3%)					82
Net Assets (100%)					6,088

1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Long-Term Government Bond Index Fund

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of November 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,981	—
Temporary Cash Investments	25	—	—
Total	25	5,981	—

At November 30, 2009, the cost of investment securities for tax purposes was $5,915,000. Net unrealized appreciation of investment securities for tax purposes was $91,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Long-Term Government Bond Index Fund

Vanguard Short-Term Corporate Bond Index Fund

Schedule of Investments
As of November 30, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.8%)
United States Treasury Note/Bond
(Cost $503)	2.125%	11/30/14	500	503
Corporate Bonds (98.0%)
Finance (41.5%)
Banking (28.4%)
American Express Co.	4.875%	7/15/13	75	79
American Express Co.	7.250%	5/20/14	275	315
American Express Credit Corp.	5.125%	8/25/14	275	292
Astoria Financial Corp.	5.750%	10/15/12	150	141
Bank of America Corp.	5.375%	8/15/11	350	370
Bank of New York Mellon Corp.	4.500%	4/1/13	75	80
Bank of New York Mellon Corp.	5.125%	8/27/13	100	109
Bank of Tokyo-Mitsubishi UFJ Ltd./New York
NY	7.400%	6/15/11	250	268
Bank One Corp.	5.250%	1/30/13	50	54
Barclays Bank PLC	2.500%	1/23/13	300	301
Barclays Bank PLC	5.200%	7/10/14	100	108
BB&T Corp.	6.500%	8/1/11	175	187
Bear Stearns Cos. LLC	5.700%	11/15/14	225	247
Capital One Bank USA NA	6.500%	6/13/13	200	216
Charter One Bank NA	5.500%	4/26/11	100	102
Citigroup Inc.	5.625%	8/27/12	775	807
Citigroup Inc.	5.300%	10/17/12	775	807
Citigroup Inc.	6.375%	8/12/14	125	132
Citigroup Inc.	5.000%	9/15/14	450	435
Credit Suisse USA Inc.	5.500%	8/16/11	500	536
Credit Suisse USA Inc.	6.500%	1/15/12	250	275
Credit Suisse/New York NY	5.000%	5/15/13	150	162
Credit Suisse/New York NY	5.500%	5/1/14	25	28
Deutsche Bank AG/London	4.875%	5/20/13	200	216
Deutsche Bank AG/London	3.875%	8/18/14	200	207
Fifth Third Bancorp	6.250%	5/1/13	175	183
Goldman Sachs Group Inc.	6.600%	1/15/12	465	510
Goldman Sachs Group Inc.	5.250%	4/1/13	425	460
Goldman Sachs Group Inc.	4.750%	7/15/13	400	424
Goldman Sachs Group Inc.	5.250%	10/15/13	250	270
ICICI Bank Ltd./Bahrain	6.625%	10/3/12	200	210
JPMorgan Chase & Co.	4.850%	6/16/11	850	900
JPMorgan Chase & Co.	6.625%	3/15/12	200	221
JPMorgan Chase & Co.	4.650%	6/1/14	400	427
Keycorp	6.500%	5/14/13	250	263
M&I Marshall & Ilsley Bank	5.150%	2/22/12	200	189
Merrill Lynch & Co. Inc.	5.770%	7/25/11	675	717
Merrill Lynch & Co. Inc.	5.450%	2/5/13	400	422
Merrill Lynch & Co. Inc.	6.150%	4/25/13	625	672
Morgan Stanley	6.750%	4/15/11	300	320
Morgan Stanley	5.625%	1/9/12	400	427
Morgan Stanley	5.300%	3/1/13	25	27
Morgan Stanley	6.000%	5/13/14	550	597
National City Bank/Cleveland OH	4.625%	5/1/13	175	180

Royal Bank of Scotland PLC	4.875%	8/25/14	125	129
US Bancorp	4.200%	5/15/14	225	239
US Bank NA/Cincinnati OH	6.375%	8/1/11	225	244
US Bank NA/Cincinnati OH	6.300%	2/4/14	150	170
Wachovia Bank NA	4.800%	11/1/14	650	676
Wachovia Corp.	5.300%	10/15/11	200	214
Wachovia Corp.	5.500%	5/1/13	750	812
1 Wells Fargo Capital XIII	7.700%	12/29/49	225	205

Brokerage (0.3%)
Charles Schwab Corp.	4.950%	6/1/14	50	54
Jefferies Group Inc.	5.875%	6/8/14	100	104

Finance Companies (7.2%)
General Electric Capital Corp.	5.500%	4/28/11	800	848
General Electric Capital Corp.	5.000%	11/15/11	100	107
General Electric Capital Corp.	5.875%	2/15/12	25	27
General Electric Capital Corp.	5.000%	4/10/12	475	505
General Electric Capital Corp.	4.800%	5/1/13	75	79
General Electric Capital Corp.	5.900%	5/13/14	425	467
General Electric Capital Corp.	3.750%	11/14/14	275	277
HSBC Finance Corp.	6.750%	5/15/11	250	266
HSBC Finance Corp.	5.700%	6/1/11	125	131
HSBC Finance Corp.	5.250%	1/15/14	375	401
International Lease Finance Corp.	5.750%	6/15/11	275	258
International Lease Finance Corp.	5.300%	5/1/12	450	376
SLM Corp.	5.400%	10/25/11	500	487

Insurance (4.0%)
Aetna Inc.	5.750%	6/15/11	175	185
Allstate Corp.	5.000%	8/15/14	100	107
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	375	403
Chubb Corp.	5.200%	4/1/13	25	27
Lincoln National Corp.	5.650%	8/27/12	175	184
Marsh & McLennan Cos. Inc.	5.375%	7/15/14	175	183
Metropolitan Life Global Funding I	5.125%	6/10/14	100	107
Pricoa Global Funding I	5.625%	5/24/11	125	131
Principal Financial Group Inc.	7.875%	5/15/14	150	169
Prudential Financial Inc.	5.800%	6/15/12	25	27
Prudential Financial Inc.	5.100%	9/20/14	150	155
Travelers Cos. Inc.	5.375%	6/15/12	50	53
UnitedHealth Group Inc.	4.875%	2/15/13	175	186
WellPoint Health Networks Inc.	6.375%	1/15/12	200	216
XL Capital Finance Europe PLC	6.500%	1/15/12	175	182

Other Finance (0.4%)
ORIX Corp.	5.480%	11/22/11	225	225

Real Estate Investment Trusts (1.2%)
Simon Property Group LP	5.375%	6/1/11	325	339
Boston Properties LP	6.250%	1/15/13	150	162
Hospitality Properties Trust	7.875%	8/15/14	150	157
Simon Property Group LP	6.750%	5/15/14	75	82
				24,249
Industrial (49.0%)
Basic Industry (3.9%)
Air Products & Chemicals Inc.	4.150%	2/1/13	100	106

Alcoa Inc.	6.000%	7/15/13	275	293
ArcelorMittal USA Inc.	6.500%	4/15/14	250	267
Barrick Gold Financeco LLC	6.125%	9/15/13	25	28
BHP Billiton Finance USA Ltd.	5.125%	3/29/12	325	351
EI du Pont de Nemours & Co.	5.875%	1/15/14	200	226
Potash Corp. of Saskatchewan Inc.	5.250%	5/15/14	225	247
PPG Industries Inc.	5.750%	3/15/13	50	54
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	125	136
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	250	300
Rohm and Haas Co.	5.600%	3/15/13	275	292

Capital Goods (5.6%)
Allied Waste North America Inc.	6.125%	2/15/14	125	129
Bemis Co. Inc.	5.650%	8/1/14	75	82
Boeing Capital Corp.	6.500%	2/15/12	325	360
Boeing Co.	1.875%	11/20/12	115	115
Caterpillar Financial Services Corp.	5.125%	10/12/11	375	403
Cooper US Inc.	5.250%	11/15/12	25	27
CRH America Inc.	5.300%	10/15/13	125	131
General Dynamics Corp.	1.800%	7/15/11	275	279
General Electric Co.	5.000%	2/1/13	500	537
Honeywell International Inc.	6.125%	11/1/11	225	248
Illinois Tool Works Inc.	5.150%	4/1/14	150	168
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	75	83
John Deere Capital Corp.	5.400%	10/17/11	50	54
John Deere Capital Corp.	7.000%	3/15/12	350	394
Lafarge SA	6.150%	7/15/11	25	26
Roper Industries Inc.	6.625%	8/15/13	50	55
Tyco International Finance SA	4.125%	10/15/14	150	156

Communication (11.1%)
AT&T Corp.	7.300%	11/15/11	450	501
AT&T Inc.	5.875%	2/1/12	150	163
AT&T Inc.	6.700%	11/15/13	350	403
AT&T Inc.	4.850%	2/15/14	275	296
British Telecommunications PLC	5.150%	1/15/13	175	186
CBS Corp.	8.200%	5/15/14	200	226
Cellco Partnership / Verizon Wireless Capital
LLC	3.750%	5/20/11	250	259
Cellco Partnership / Verizon Wireless Capital
LLC	3.750%	5/20/11	350	363
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	100	110
Comcast Corp.	5.300%	1/15/14	225	242
COX Communications Inc.	4.625%	6/1/13	125	132
Deutsche Telekom International Finance BV	5.250%	7/22/13	100	108
Deutsche Telekom International Finance BV	5.875%	8/20/13	50	55
DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	4.750%	10/1/14	75	78
France Telecom SA	7.750%	3/1/11	175	189
France Telecom SA	4.375%	7/8/14	125	133
New Cingular Wireless Services Inc.	7.875%	3/1/11	375	406
New Cingular Wireless Services Inc.	8.125%	5/1/12	75	86
Qwest Corp.	7.875%	9/1/11	275	286
Reed Elsevier Capital Inc.	7.750%	1/15/14	50	58
Rogers Communications Inc.	6.375%	3/1/14	150	168
Telecom Italia Capital SA	6.200%	7/18/11	125	133
Telecom Italia Capital SA	6.175%	6/18/14	100	110

Telecom Italia Capital SA	4.950%	9/30/14	150	159
Telefonica Emisiones SAU	5.984%	6/20/11	200	213
Thomson Reuters Corp.	5.700%	10/1/14	75	84
Time Warner Cable Inc.	7.500%	4/1/14	250	291
Verizon Communications Inc.	4.350%	2/15/13	175	186
Verizon Global Funding Corp.	6.875%	6/15/12	475	534
Verizon Global Funding Corp.	7.375%	9/1/12	50	57
Vodafone Group PLC	5.500%	6/15/11	275	292

Consumer Cyclical (5.6%)
Best Buy Co. Inc.	6.750%	7/15/13	75	82
CVS Caremark Corp.	5.750%	8/15/11	175	188
Daimler Finance North America LLC	5.750%	9/8/11	200	212
Daimler Finance North America LLC	7.300%	1/15/12	200	219
Daimler Finance North America LLC	6.500%	11/15/13	150	165
Darden Restaurants Inc.	5.625%	10/15/12	50	54
Harley-Davidson Funding Corp.	5.250%	12/15/12	175	175
Historic TW Inc.	9.125%	1/15/13	225	264
Home Depot Inc.	5.250%	12/16/13	175	191
Nordstrom Inc.	6.750%	6/1/14	50	56
Staples Inc.	7.375%	10/1/12	150	167
Target Corp.	5.875%	3/1/12	250	276
Time Warner Inc.	5.500%	11/15/11	125	134
Viacom Inc.	4.375%	9/15/14	50	52
Wal-Mart Stores Inc.	4.550%	5/1/13	300	326
Walt Disney Co.	5.700%	7/15/11	275	296
Walt Disney Co.	4.500%	12/15/13	125	135
Western Union Co.	5.400%	11/17/11	175	188
Western Union Co.	6.500%	2/26/14	25	29
Yum! Brands Inc.	8.875%	4/15/11	75	82

Consumer Noncyclical (11.7%)
Abbott Laboratories	5.600%	5/15/11	275	294
Altria Group Inc.	8.500%	11/10/13	200	235
AmerisourceBergen Corp.	5.625%	9/15/12	25	27
Anheuser-Busch InBev Worldwide Inc.	7.200%	1/15/14	150	170
AstraZeneca PLC	5.400%	9/15/12	150	166
AstraZeneca PLC	5.400%	6/1/14	100	112
Avon Products Inc.	5.625%	3/1/14	75	84
Biogen Idec Inc.	6.000%	3/1/13	25	27
Bottling Group LLC	6.950%	3/15/14	200	236
CareFusion Corp.	5.125%	8/1/14	50	53
Clorox Co.	5.000%	3/1/13	75	80
Coca-Cola Enterprises Inc.	7.375%	3/3/14	125	149
Delhaize Group SA	5.875%	2/1/14	25	27
Diageo Capital PLC	5.200%	1/30/13	225	244
Eli Lilly & Co.	3.550%	3/6/12	50	53
Eli Lilly & Co.	4.200%	3/6/14	100	107
Express Scripts Inc.	5.250%	6/15/12	100	107
General Mills Inc.	5.650%	9/10/12	150	165
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	300	327
Hasbro Inc.	6.125%	5/15/14	25	28
HJ Heinz Co.	5.350%	7/15/13	100	109
Hormel Foods Corp.	6.625%	6/1/11	150	162
Hospira Inc.	5.550%	3/30/12	25	27
Hospira Inc.	5.900%	6/15/14	25	27
Kellogg Co.	5.125%	12/3/12	190	209
Koninklijke Philips Electronics NV	4.625%	3/11/13	75	79

Kraft Foods Inc.	5.625%	11/1/11	150	161
Kraft Foods Inc.	6.750%	2/19/14	125	141
Kroger Co.	6.750%	4/15/12	25	28
Kroger Co.	7.500%	1/15/14	100	117
McKesson Corp.	6.500%	2/15/14	50	56
Medco Health Solutions Inc.	6.125%	3/15/13	50	55
Merck & Co. Inc.	1.875%	6/30/11	225	229
Novartis Capital Corp.	4.125%	2/10/14	125	134
PepsiAmericas Inc.	5.625%	5/31/11	175	187
PepsiCo Inc./NC	4.650%	2/15/13	150	163
Pfizer Inc.	4.450%	3/15/12	450	481
Philip Morris International Inc.	6.875%	3/17/14	175	202
Procter & Gamble Co.	4.600%	1/15/14	125	137
Procter & Gamble International Funding SCA	1.350%	8/26/11	175	177
Reynolds American Inc.	7.250%	6/1/13	200	217
Safeway Inc.	6.250%	3/15/14	100	112
Sara Lee Corp.	6.250%	9/15/11	350	377
St. Jude Medical Inc.	3.750%	7/15/14	50	52
Sysco Corp.	4.200%	2/12/13	75	80
Whirlpool Corp.	5.500%	3/1/13	300	312
Wyeth	5.500%	3/15/13	50	55
Wyeth	5.500%	2/1/14	25	28

Energy (5.4%)
Apache Corp.	5.250%	4/15/13	150	164
BP Capital Markets PLC	5.250%	11/7/13	250	278
BP Capital Markets PLC	3.625%	5/8/14	150	157
Burlington Resources Finance Co.	6.500%	12/1/11	350	384
Canadian Natural Resources Ltd.	6.700%	7/15/11	125	135
Cenovus Energy Inc.	4.500%	9/15/14	75	79
Chevron Corp.	3.450%	3/3/12	250	263
Conoco Funding Co.	6.350%	10/15/11	75	82
Devon Energy Corp.	5.625%	1/15/14	150	167
Husky Energy Inc.	5.900%	6/15/14	125	137
Marathon Oil Corp.	6.125%	3/15/12	125	136
Occidental Petroleum Corp.	7.000%	11/1/13	125	147
Shell International Finance BV	5.625%	6/27/11	175	188
Shell International Finance BV	4.000%	3/21/14	250	266
Transocean Inc.	5.250%	3/15/13	50	54
Valero Energy Corp.	6.875%	4/15/12	200	219
Weatherford International Inc.	5.950%	6/15/12	100	108
XTO Energy Inc.	4.625%	6/15/13	150	159

Other Industrial (0.3%)
Yale University	2.900%	10/15/14	175	179

Technology (4.1%)
Agilent Technologies Inc.	4.450%	9/14/12	25	26
Computer Sciences Corp.	7.375%	6/15/11	175	189
Dell Inc.	3.375%	6/15/12	125	131
Dun & Bradstreet Corp.	6.000%	4/1/13	50	53
Electronic Data Systems LLC	6.000%	8/1/13	425	480
Fiserv Inc.	6.125%	11/20/12	75	83
Hewlett-Packard Co.	2.250%	5/27/11	175	179
International Business Machines Corp.	4.750%	11/29/12	125	137
International Business Machines Corp.	6.500%	10/15/13	125	145
Intuit Inc.	5.400%	3/15/12	175	186
Lexmark International Inc.	5.900%	6/1/13	150	156

Oracle Corp.	4.950%	4/15/13	175	192
Oracle Corp.	3.750%	7/8/14	75	79
Tyco Electronics Group SA	6.000%	10/1/12	150	161
Xerox Corp.	6.875%	8/15/11	50	54
Xerox Corp.	5.650%	5/15/13	125	133

Transportation (1.3%)
Burlington Northern Santa Fe Corp.	5.900%	7/1/12	100	110
Canadian National Railway Co.	6.375%	10/15/11	175	192
Ryder System Inc.	6.000%	3/1/13	150	158
Southwest Airlines Co.	10.500%	12/15/11	150	164
Union Pacific Corp.	5.450%	1/31/13	100	109
				28,569
Utilities (7.5%)
Electric (5.5%)
Alabama Power Co.	4.850%	12/15/12	200	218
Appalachian Power Co.	5.650%	8/15/12	50	54
Carolina Power & Light Co.	5.125%	9/15/13	75	83
Cleveland Electric Illuminating Co.	5.650%	12/15/13	75	81
Commonwealth Edison Co.	6.150%	3/15/12	100	110
Consumers Energy Co.	5.375%	4/15/13	50	55
Dominion Resources Inc./VA	5.000%	3/15/13	200	214
Duke Energy Corp.	3.950%	9/15/14	50	52
Iberdrola Finance Ireland Ltd.	3.800%	9/11/14	50	51
MidAmerican Energy Co.	5.650%	7/15/12	75	82
MidAmerican Energy Holdings Co.	3.150%	7/15/12	475	489
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	325	358
Nevada Power Co.	8.250%	6/1/11	75	82
Niagara Mohawk Power Corp.	3.553%	10/1/14	50	51
Northeast Utilities	7.250%	4/1/12	125	136
Northeast Utilities	5.650%	6/1/13	25	26
Northern States Power Co./MN	8.000%	8/28/12	100	117
NSTAR Electric Co.	4.875%	10/15/12	50	54
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	75	82
Pacific Gas & Electric Co.	6.250%	12/1/13	50	57
Peco Energy Co.	5.000%	10/1/14	25	28
PG&E Corp.	5.750%	4/1/14	50	55
PPL Energy Supply LLC	5.400%	8/15/14	75	81
Progress Energy Inc.	6.850%	4/15/12	100	110
PSEG Power LLC	5.000%	4/1/14	100	106
Southern California Edison Co.	5.750%	3/15/14	75	84
Tampa Electric Co.	6.875%	6/15/12	100	110
Wisconsin Energy Corp.	6.500%	4/1/11	175	186

Natural Gas (2.0%)
Energy Transfer Partners LP	6.000%	7/1/13	150	162
Enterprise Products Operating LLC	4.600%	8/1/12	100	106
Enterprise Products Operating LLC	9.750%	1/31/14	175	214
Kinder Morgan Energy Partners LP	5.850%	9/15/12	300	326
ONEOK Partners LP	5.900%	4/1/12	150	160
Plains All American Pipeline LP / PAA
Finance Corp.	4.250%	9/1/12	175	183
				4,363
Total Corporate Bonds (Cost $57,017)				57,181

		Shares
Temporary Cash Investment (1.2%)
Money Market Fund (1.2%)
2 Vanguard Market Liquidity Fund (Cost $679)	0.199%	678,643	679
Total Investments (100.0%) (Cost $58,199)			58,363
Other Assets and Liabilities-Net (0.0%)			(9)
Net Assets (100%)			58,354

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of November 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	503	—
Corporate Bonds	—	57,181	—
Temporary Cash Investments	679	—	—
Total	679	57,684	—

At November 30, 2009, the cost of investment securities for tax purposes was $58,199,000. Net unrealized appreciation of investment securities for tax purposes was $164,000, consisting of unrealized gains of $202,000 on securities that had risen in value since their purchase and $38,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Corporate Bond Index Fund

Schedule of Investments
As of November 30, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.2%)
U.S. Government Securities (0.2%)
United States Treasury Note/Bond
(Cost $101)	2.375%	10/31/14	100	102
Corporate Bonds (98.2%)
Finance (37.1%)
Banking (25.4%)
American Express Co.	6.150%	8/28/17	175	186
American Express Co.	7.000%	3/19/18	250	278
Bank of America Corp.	4.750%	8/1/15	500	509
Bank of America Corp.	6.500%	8/1/16	300	321
Bank of America Corp.	6.000%	9/1/17	200	207
Bank of America Corp.	5.650%	5/1/18	400	402
Bank of New York Mellon Corp.	4.950%	3/15/15	250	269
Barclays Bank PLC	5.000%	9/22/16	300	311
BB&T Corp.	6.850%	4/30/19	150	173
Bear Stearns Cos. LLC	6.400%	10/2/17	200	221
Bear Stearns Cos. LLC	7.250%	2/1/18	275	319
Capital One Financial Corp.	6.150%	9/1/16	275	279
Citigroup Inc.	5.850%	8/2/16	300	302
Citigroup Inc.	5.500%	2/15/17	200	191
Citigroup Inc.	8.500%	5/22/19	250	284
Credit Suisse USA Inc.	4.875%	1/15/15	275	294
Credit Suisse/New York NY	6.000%	2/15/18	250	267
Deutsche Bank AG/London	6.000%	9/1/17	275	306
Fifth Third Bancorp	5.450%	1/15/17	100	91
Goldman Sachs Group Inc.	5.125%	1/15/15	425	451
Goldman Sachs Group Inc.	5.625%	1/15/17	200	207
Goldman Sachs Group Inc.	5.950%	1/18/18	175	188
Goldman Sachs Group Inc.	6.150%	4/1/18	200	216
JPMorgan Chase & Co.	4.750%	3/1/15	200	214
JPMorgan Chase & Co.	6.000%	1/15/18	250	271
JPMorgan Chase Bank NA	5.875%	6/13/16	200	212
JPMorgan Chase Bank NA	6.000%	10/1/17	200	215
Merrill Lynch & Co. Inc.	6.050%	5/16/16	375	379
Merrill Lynch & Co. Inc.	6.875%	4/25/18	200	215
Morgan Stanley	6.000%	4/28/15	425	461
Morgan Stanley	5.450%	1/9/17	125	129
Morgan Stanley	5.950%	12/28/17	175	185
Morgan Stanley	6.625%	4/1/18	225	245
Morgan Stanley	7.300%	5/13/19	225	254
PNC Funding Corp.	4.250%	9/21/15	325	336
Regions Bank/Birmingham AL	7.500%	5/15/18	25	24
Royal Bank of Scotland Group PLC	6.400%	10/21/19	175	176
UBS AG/Stamford CT	5.750%	4/25/18	275	283
Wachovia Bank NA	5.600%	3/15/16	275	287
Wachovia Corp.	5.750%	6/15/17	225	237
Wells Fargo Bank NA	5.750%	5/16/16	225	237
Westpac Banking Corp.	4.200%	2/27/15	250	259

Brokerage (0.5%)
BlackRock Inc.	6.250%	9/15/17	200	221

Finance Companies (3.1%)
General Electric Capital Corp.	4.375%	9/21/15	350	362
General Electric Capital Corp.	6.000%	8/7/19	500	530
HSBC Finance Corp.	5.500%	1/19/16	250	265
SLM Corp.	5.000%	4/15/15	200	161

Insurance (5.9%)
ACE INA Holdings Inc.	5.700%	2/15/17	200	218
Aetna Inc.	6.000%	6/15/16	150	162
Allstate Corp.	7.450%	5/16/19	125	149
American International Group Inc.	5.050%	10/1/15	250	195
American International Group Inc.	5.850%	1/16/18	100	76
Hartford Financial Services Group Inc.	6.300%	3/15/18	100	102
Lincoln National Corp.	8.750%	7/1/19	150	175
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	250	268
MetLife Inc.	7.717%	2/15/19	300	358
1 Prudential Financial Inc.	8.875%	6/15/38	175	182
Travelers Cos. Inc.	5.900%	6/2/19	125	140
UnitedHealth Group Inc.	5.375%	3/15/16	300	314
WellPoint Inc.	5.250%	1/15/16	175	182

Real Estate Investment Trusts (2.2%)
Simon Property Group LP	10.350%	4/1/19	200	258
ERP Operating LP	5.750%	6/15/17	200	205
ProLogis	7.375%	10/30/19	175	176
Boston Properties LP	5.875%	10/15/19	150	154
HCP Inc.	6.700%	1/30/18	150	152
				15,896
Industrial (49.9%)
Basic Industry (6.0%)
Alcoa Inc.	6.750%	7/15/18	200	208
ArcelorMittal	9.850%	6/1/19	175	216
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	200	234
Dow Chemical Co.	8.550%	5/15/19	250	296
EI du Pont de Nemours & Co.	6.000%	7/15/18	225	256
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	250	269
International Paper Co.	9.375%	5/15/19	175	216
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	200	205
Praxair Inc.	3.250%	9/15/15	200	206
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	175	223
Vale Overseas Ltd.	5.625%	9/15/19	225	233

Capital Goods (5.7%)
Allied Waste North America Inc.	6.875%	6/1/17	200	212
Boeing Co.	6.000%	3/15/19	225	253
Caterpillar Inc.	5.700%	8/15/16	150	163
Caterpillar Inc.	7.900%	12/15/18	200	250
CRH America Inc.	6.000%	9/30/16	200	211
General Electric Co.	5.250%	12/6/17	200	209
Honeywell International Inc.	5.300%	3/1/18	200	217
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	175	198
Roper Industries Inc.	6.250%	9/1/19	200	215
United Technologies Corp.	6.125%	2/1/19	225	259

Waste Management Inc.	6.100%	3/15/18	225	244

Communication (9.4%)
AT&T Inc.	5.500%	2/1/18	175	187
AT&T Inc.	5.800%	2/15/19	175	190
British Telecommunications PLC	5.950%	1/15/18	200	206
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	50	64
Comcast Corp.	6.500%	1/15/17	250	279
Comcast Corp.	6.300%	11/15/17	200	222
DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	7.625%	5/15/16	300	331
Embarq Corp.	7.082%	6/1/16	200	222
News America Inc.	6.900%	3/1/19	150	173
Rogers Communications Inc.	6.800%	8/15/18	200	229
Telecom Italia Capital SA	6.999%	6/4/18	175	196
Telefonica Emisiones SAU	4.949%	1/15/15	250	270
Thomson Reuters Corp.	6.500%	7/15/18	150	173
Time Warner Cable Inc.	8.250%	4/1/19	300	366
Verizon Communications Inc.	6.100%	4/15/18	200	221
Verizon Communications Inc.	8.750%	11/1/18	300	384
Vodafone Group PLC	5.750%	3/15/16	175	193
Vodafone Group PLC	5.625%	2/27/17	100	109

Consumer Cyclical (4.2%)
CVS Caremark Corp.	5.750%	6/1/17	275	297
Home Depot Inc.	5.400%	3/1/16	250	266
Target Corp.	5.875%	7/15/16	200	224
Time Warner Inc.	5.875%	11/15/16	175	193
Viacom Inc.	6.250%	4/30/16	225	249
Wal-Mart Stores Inc.	5.375%	4/5/17	200	220
Walt Disney Co.	5.625%	9/15/16	150	167
Yum! Brands Inc.	6.250%	3/15/18	150	164

Consumer Noncyclical (12.7%)
Abbott Laboratories	5.125%	4/1/19	250	270
Altria Group Inc.	9.700%	11/10/18	350	434
Amgen Inc.	5.850%	6/1/17	225	252
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	200	210
AstraZeneca PLC	5.900%	9/15/17	100	114
Baxter International Inc.	5.900%	9/1/16	175	199
Bottling Group LLC	5.500%	4/1/16	175	196
Coca-Cola Co.	5.350%	11/15/17	175	194
Covidien International Finance SA	6.000%	10/15/17	200	222
Diageo Capital PLC	5.500%	9/30/16	200	218
Fortune Brands Inc.	5.375%	1/15/16	150	153
General Mills Inc.	5.700%	2/15/17	250	277
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	200	223
Kimberly-Clark Corp.	7.500%	11/1/18	200	253
Kraft Foods Inc.	6.125%	2/1/18	375	404
Kroger Co.	3.900%	10/1/15	200	206
Medco Health Solutions Inc.	7.125%	3/15/18	200	231
Merck & Co. Inc.	4.000%	6/30/15	250	268
Novartis Securities Investment Ltd.	5.125%	2/10/19	200	216
PepsiCo Inc./NC	7.900%	11/1/18	200	253
Pfizer Inc.	6.200%	3/15/19	350	402
Reynolds American Inc.	7.625%	6/1/16	225	244

Energy (6.1%)
Anadarko Petroleum Corp.	5.950%	9/15/16	275	299
Canadian Natural Resources Ltd.	5.700%	5/15/17	175	189
ConocoPhillips	4.600%	1/15/15	300	324
EnCana Corp.	5.900%	12/1/17	175	191
Hess Corp.	8.125%	2/15/19	175	216
Marathon Oil Corp.	5.900%	3/15/18	175	188
Nabors Industries Inc.	9.250%	1/15/19	150	186
Shell International Finance BV	4.300%	9/22/19	100	102
Suncor Energy Inc.	6.100%	6/1/18	200	219
Valero Energy Corp.	9.375%	3/15/19	200	240
Weatherford International Ltd.	9.625%	3/1/19	150	188
XTO Energy Inc.	6.500%	12/15/18	250	282

Technology (3.7%)
Cisco Systems Inc.	4.950%	2/15/19	350	372
Computer Sciences Corp.	6.500%	3/15/18	100	112
Dell Inc.	5.875%	6/15/19	200	219
International Business Machines Corp.	7.625%	10/15/18	275	348
Oracle Corp.	5.750%	4/15/18	300	335
Xerox Corp.	6.400%	3/15/16	200	215

Transportation (2.1%)
Burlington Northern Santa Fe Corp.	5.650%	5/1/17	150	163
CSX Corp.	7.375%	2/1/19	150	179
Norfolk Southern Corp.	5.900%	6/15/19	175	196
Union Pacific Corp.	7.875%	1/15/19	175	218
United Parcel Service Inc.	5.500%	1/15/18	150	166
				21,374
Utilities (11.2%)
Electric (7.5%)
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	200	239
Consumers Energy Co.	6.700%	9/15/19	150	176
Dominion Resources Inc./VA	8.875%	1/15/19	250	321
Duke Energy Carolinas LLC	7.000%	11/15/18	200	243
Exelon Generation Co. LLC	6.200%	10/1/17	275	301
FirstEnergy Solutions Corp.	4.800%	2/15/15	225	237
Florida Power Corp.	5.650%	6/15/18	225	251
FPL Group Capital Inc.	6.000%	3/1/19	200	223
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	175	238
Nevada Power Co.	7.125%	3/15/19	150	172
Nisource Finance Corp.	10.750%	3/15/16	175	210
Northern States Power Co./MN	5.250%	3/1/18	150	163
Pacific Gas & Electric Co.	8.250%	10/15/18	175	221
Union Electric Co.	6.700%	2/1/19	200	229

Natural Gas (3.7%)
Energy Transfer Partners LP	9.700%	3/15/19	200	249
Enterprise Products Operating LLC	6.300%	9/15/17	250	277
Kinder Morgan Energy Partners LP	9.000%	2/1/19	175	215
National Grid PLC	6.300%	8/1/16	200	221
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	150	164
Sempra Energy	9.800%	2/15/19	150	195
1 TransCanada PipeLines Ltd.	6.350%	5/15/67	250	234

			4,779
Total Corporate Bonds (Cost $41,732)			42,049

		Shares
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
2 Vanguard Market Liquidity Fund (Cost $362)	0.199%	362,065	362
Total Investments (99.3%) (Cost $42,195)			42,513
Other Assets and Liabilities-Net (0.7%)			319
Net Assets (100%)			42,832

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of November 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	102	—
Corporate Bonds	—	42,049	—
Temporary Cash Investments	362	—	—
Total	362	42,151	—

At November 30, 2009, the cost of investment securities for tax purposes was $42,195,000. Net unrealized appreciation of investment securities for tax purposes was $318,000, consisting of unrealized gains of $341,000 on securities that had risen in value since their purchase and $23,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Corporate Bond Index Fund

Schedule of Investments
As of November 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (1.5%)
U.S. Government Securities (1.5%)
	United States Treasury Note/Bond	4.500%	11/15/10	400	416
	United States Treasury Note/Bond	4.500%	8/15/39	170	179
Total U.S. Government and Agency Obligations (Cost $592)					595
Corporate Bonds (96.5%)
Finance (20.4%)
	Banking (12.0%)
1	BB&T Capital Trust IV	6.820%	6/12/57	175	153
	Capital One Capital III	7.686%	8/15/36	200	170
	Citigroup Inc.	6.875%	3/5/38	250	246
	Citigroup Inc.	8.125%	7/15/39	375	413
	Fifth Third Bancorp	8.250%	3/1/38	100	97
	Goldman Sachs Group Inc.	5.950%	1/15/27	250	242
	Goldman Sachs Group Inc.	6.450%	5/1/36	200	199
	Goldman Sachs Group Inc.	6.750%	10/1/37	450	468
	HSBC Holdings PLC	6.500%	5/2/36	225	241
	HSBC Holdings PLC	6.500%	9/15/37	225	241
	HSBC Holdings PLC	6.800%	6/1/38	200	221
	JP Morgan Chase Capital XX	6.550%	9/29/36	175	161
	JP Morgan Chase Capital XXII	6.450%	2/2/37	175	158
	JPMorgan Chase & Co.	6.400%	5/15/38	330	366
	Merrill Lynch & Co. Inc.	6.220%	9/15/26	375	364
	Merrill Lynch & Co. Inc.	7.750%	5/14/38	250	275
	Morgan Stanley	6.250%	8/9/26	200	207
	Wachovia Bank NA	5.850%	2/1/37	100	97
	Wachovia Bank NA	6.600%	1/15/38	300	325
	Wells Fargo Capital X	5.950%	12/15/36	300	252

	Finance Companies (3.3%)
	General Electric Capital Corp.	5.550%	5/4/20	250	257
	General Electric Capital Corp.	5.550%	1/5/26	250	227
	General Electric Capital Corp.	6.750%	3/15/32	300	312
	General Electric Capital Corp.	6.150%	8/7/37	175	168
	General Electric Capital Corp.	5.875%	1/14/38	425	397

	Insurance (5.1%)
	ACE INA Holdings Inc.	6.700%	5/15/36	100	118
1	Allstate Corp.	6.500%	5/15/57	200	168
	AXA SA	8.600%	12/15/30	150	174
	Chubb Corp.	6.000%	5/11/37	175	188
	Lincoln National Corp.	6.150%	4/7/36	125	114
	MetLife Inc.	6.400%	12/15/36	325	269
	Protective Life Corp.	8.450%	10/15/39	100	97
	Prudential Financial Inc.	5.750%	7/15/33	200	185
	Travelers Cos. Inc.	6.250%	6/15/37	175	192
	UnitedHealth Group Inc.	6.875%	2/15/38	250	268
	WellPoint Inc.	6.375%	6/15/37	200	209
	XL Capital Ltd.	6.250%	5/15/27	100	90
					8,329

Industrial (59.7%)
Basic Industry (3.8%)
Alcoa Inc.	5.900%	2/1/27	150	133
Dow Chemical Co.	9.400%	5/15/39	150	193
EI du Pont de Nemours & Co.	4.625%	1/15/20	100	102
International Paper Co.	7.500%	8/15/21	175	197
Newmont Mining Corp.	6.250%	10/1/39	150	150
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	200	203
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	200	226
Vale Overseas Ltd.	6.875%	11/21/36	350	360

Capital Goods (4.3%)
Boeing Co.	6.875%	3/15/39	225	268
Caterpillar Inc.	6.050%	8/15/36	175	196
Deere & Co.	5.375%	10/16/29	175	182
Honeywell International Inc.	5.700%	3/15/37	225	243
Lockheed Martin Corp.	8.500%	12/1/29	200	271
Republic Services Inc.	5.250%	11/15/21	75	76
Tyco International Ltd. / Tyco International
Finance SA	6.875%	1/15/21	175	204
United Technologies Corp.	7.500%	9/15/29	250	317

Communication (16.1%)
AT&T Inc.	6.800%	5/15/36	300	326
AT&T Inc.	6.500%	9/1/37	350	371
AT&T Inc.	6.300%	1/15/38	350	362
AT&T Inc.	6.400%	5/15/38	275	290
British Telecommunications PLC	9.625%	12/15/30	250	321
CBS Corp.	7.875%	7/30/30	150	158
Comcast Corp.	6.450%	3/15/37	175	184
Comcast Corp.	6.950%	8/15/37	325	362
Comcast Corp.	6.400%	5/15/38	150	157
Deutsche Telekom International Finance BV	8.750%	6/15/30	250	325
Embarq Corp.	7.995%	6/1/36	225	238
France Telecom SA	8.500%	3/1/31	100	138
New Cingular Wireless Services Inc.	8.750%	3/1/31	275	364
News America Inc.	6.400%	12/15/35	300	310
News America Inc.	6.150%	3/1/37	250	250
Telecom Italia Capital SA	7.200%	7/18/36	150	164
Telecom Italia Capital SA	7.721%	6/4/38	150	175
Telefonica Emisiones SAU	7.045%	6/20/36	250	295
Time Warner Cable Inc.	6.550%	5/1/37	125	129
Time Warner Cable Inc.	7.300%	7/1/38	350	394
Verizon Communications Inc.	6.900%	4/15/38	175	199
Verizon Communications Inc.	8.950%	3/1/39	375	517
Verizon Communications Inc.	7.350%	4/1/39	175	210
Vodafone Group PLC	7.875%	2/15/30	250	310

Consumer Cyclical (7.1%)
CVS Caremark Corp.	6.250%	6/1/27	250	255
Daimler Finance North America LLC	8.500%	1/18/31	175	217
Historic TW Inc.	6.625%	5/15/29	450	472
Home Depot Inc.	5.875%	12/16/36	250	246
Lowe's Cos. Inc.	5.500%	10/15/35	175	175
McDonald's Corp.	6.300%	10/15/37	150	172
Target Corp.	7.000%	7/15/31	150	174
Target Corp.	7.000%	1/15/38	150	180
Viacom Inc.	6.875%	4/30/36	225	245

Wal-Mart Stores Inc.	5.875%	4/5/27	150	162
Wal-Mart Stores Inc.	7.550%	2/15/30	200	258
Wal-Mart Stores Inc.	6.500%	8/15/37	275	321

Consumer Noncyclical (13.1%)
Abbott Laboratories	6.150%	11/30/37	250	283
Altria Group Inc.	9.950%	11/10/38	150	194
Altria Group Inc.	10.200%	2/6/39	150	197
Amgen Inc.	6.375%	6/1/37	175	199
Anheuser-Busch Cos. Inc.	6.450%	9/1/37	250	269
Archer-Daniels-Midland Co.	5.375%	9/15/35	250	249
AstraZeneca PLC	6.450%	9/15/37	200	233
Bristol-Myers Squibb Co.	6.125%	5/1/38	175	195
Coca-Cola Enterprises Inc.	8.500%	2/1/22	250	341
Eli Lilly & Co.	5.500%	3/15/27	200	207
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	225	258
Johnson & Johnson	4.950%	5/15/33	150	150
Kellogg Co.	7.450%	4/1/31	125	159
Koninklijke Philips Electronics NV	6.875%	3/11/38	125	146
Kraft Foods Inc.	7.000%	8/11/37	250	272
Kroger Co.	7.500%	4/1/31	175	213
Mead Johnson Nutrition Co.	4.900%	11/1/19	200	205
Merck & Co. Inc.	6.400%	3/1/28	175	201
Pepsi Bottling Group Inc.	7.000%	3/1/29	125	152
Pfizer Inc.	7.200%	3/15/39	200	254
Pharmacia Corp.	6.600%	12/1/28	250	285
Procter & Gamble Co.	5.550%	3/5/37	175	189
Quest Diagnostics Inc./DE	6.950%	7/1/37	150	175
Safeway Inc.	7.250%	2/1/31	125	150
Schering-Plough Corp.	6.550%	9/15/37	150	179

Energy (9.6%)
Anadarko Petroleum Corp.	6.450%	9/15/36	325	344
Canadian Natural Resources Ltd.	6.250%	3/15/38	250	265
ConocoPhillips Holding Co.	6.950%	4/15/29	250	293
EnCana Corp.	6.625%	8/15/37	250	272
Hess Corp.	7.875%	10/1/29	200	242
Husky Energy Inc.	7.250%	12/15/19	225	264
Nexen Inc.	6.400%	5/15/37	275	275
Petro-Canada	6.800%	5/15/38	250	276
Shell International Finance BV	6.375%	12/15/38	200	232
Suncor Energy Inc.	6.500%	6/15/38	150	161
Tosco Corp.	8.125%	2/15/30	325	412
Transocean Inc.	6.800%	3/15/38	175	201
Valero Energy Corp.	6.625%	6/15/37	225	214
Weatherford International Ltd.	6.500%	8/1/36	200	198
XTO Energy Inc.	6.750%	8/1/37	225	253

Technology (2.8%)
Cisco Systems Inc.	5.900%	2/15/39	200	210
International Business Machines Corp.	5.875%	11/29/32	250	271
Microsoft Corp.	5.200%	6/1/39	175	181
Motorola Inc.	6.625%	11/15/37	100	85
Oracle Corp.	6.500%	4/15/38	200	229
Pitney Bowes Inc.	5.250%	1/15/37	150	154

Transportation (2.9%)
Burlington Northern Santa Fe Corp.	6.150%	5/1/37	175	193

CSX Corp.	6.150%	5/1/37	175	182
1 Delta Air Lines Inc.	6.821%	8/10/22	175	166
Norfolk Southern Corp.	7.250%	2/15/31	275	335
Union Pacific Corp.	6.625%	2/1/29	150	169
United Parcel Service Inc.	6.200%	1/15/38	125	143
				24,322
Utilities (16.4%)
Electric (12.0%)
Appalachian Power Co.	7.000%	4/1/38	275	319
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	225	254
Duke Energy Carolinas LLC	6.050%	4/15/38	250	278
Exelon Generation Co. LLC	6.250%	10/1/39	250	261
FirstEnergy Corp.	7.375%	11/15/31	375	418
Florida Power & Light Co.	5.960%	4/1/39	250	277
Florida Power Corp.	6.400%	6/15/38	250	284
Georgia Power Co.	5.950%	2/1/39	200	219
Midamerican Energy Holdings Co.	6.125%	4/1/36	300	320
Midamerican Energy Holdings Co.	6.500%	9/15/37	250	282
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	150	177
Pacific Gas & Electric Co.	5.800%	3/1/37	200	212
Pacific Gas & Electric Co.	6.250%	3/1/39	150	168
Potomac Electric Power Co.	6.500%	11/15/37	175	204
PSEG Power LLC	8.625%	4/15/31	150	199
Public Service Co. of Colorado	6.250%	9/1/37	150	171
South Carolina Electric & Gas Co.	6.050%	1/15/38	175	194
Southern California Edison Co.	6.000%	1/15/34	275	303
Virginia Electric and Power Co.	8.875%	11/15/38	250	362

Natural Gas (4.4%)
Enterprise Products Operating LLC	6.125%	10/15/39	225	223
Kinder Morgan Energy Partners LP	6.950%	1/15/38	325	353
ONEOK Partners LP	6.650%	10/1/36	150	158
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	150	160
Sempra Energy	6.000%	10/15/39	150	148
TransCanada PipeLines Ltd.	7.250%	8/15/38	100	122
TransCanada PipeLines Ltd.	7.625%	1/15/39	150	191
Williams Cos. Inc.	8.750%	1/15/20	350	414
				6,671
Total Corporate Bonds (Cost $39,007)				39,322
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
2 Vanguard Market Liquidity Fund (Cost $364)	0.199%		364,239	364
Total Investments (98.9%) (Cost $39,963)				40,281
Other Assets and Liabilities-Net (1.1%)				448
Net Assets (100%)				40,729

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Long-Term Corporate Bond Index Fund

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of November 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	595	—
Corporate Bonds	—	39,322	—
Temporary Cash Investments	364	—	—
Total	364	39,917	—

At November 30, 2009, the cost of investment securities for tax purposes was $39,963,000. Net unrealized appreciation of investment securities for tax purposes was $318,000, consisting of unrealized gains of $371,000 on securities that had risen in value since their purchase and $53,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mortgage-Backed Securities Index Fund

Schedule of Investments
As of November 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.9%)
Conventional Mortgage-Backed Securities (96.0%)
1,2	Fannie Mae Pool	4.000%	12/1/24–12/1/39	1,050	1,071
1,2	Fannie Mae Pool	4.500%	6/1/18–12/1/39	2,219	2,348
1,2	Fannie Mae Pool	5.000%	10/1/17–12/1/39	5,422	5,714
1,2	Fannie Mae Pool	5.500%	12/1/16–12/1/38	5,085	5,435
1,2	Fannie Mae Pool	6.000%	3/1/17–12/1/39	3,568	3,830
1,2	Freddie Mac Gold Pool	4.000%	12/1/24	400	411
1,2	Freddie Mac Gold Pool	4.500%	10/1/35–12/1/39	1,551	1,589
[1,2,3]	Freddie Mac Gold Pool	5.000%	5/1/18–9/1/35	1,967	2,088
1,2	Freddie Mac Gold Pool	5.500%	11/1/17–12/1/39	4,706	5,015
1,2	Freddie Mac Gold Pool	6.000%	4/1/14–11/1/37	2,833	3,048
1,2	Freddie Mac Gold Pool	6.500%	12/1/37	2,600	2,806
1	Ginnie Mae I Pool	4.000%	12/1/39	100	100
1	Ginnie Mae I Pool	4.500%	8/15/33–12/1/39	852	877
1	Ginnie Mae I Pool	5.000%	1/15/18–12/1/39	1,720	1,808
1	Ginnie Mae I Pool	5.500%	11/15/32–12/1/39	1,439	1,534
1	Ginnie Mae I Pool	6.500%	12/1/38	400	429
1	Ginnie Mae II Pool	5.000%	6/20/33–4/20/36	206	219
1	Ginnie Mae II Pool	5.500%	5/20/36	145	155
1	Ginnie Mae II Pool	6.000%	10/20/32	97	105
1	Ginnie Mae II Pool	7.000%	4/20/38	46	50
					38,632
Nonconventional Mortgage-Backed Securities (3.9%)
[1,2] Fannie Mae Pool		5.731%	3/1/37	986	1,045
[1,2] Freddie Mac Non Gold Pool		6.488%	2/1/37	510	547
					1,592
Total U.S. Government and Agency Obligations (Cost $39,982)					40,224

				Shares
Temporary Cash Investment (89.7%)
Money Market Fund (89.7%)
4 Vanguard Market Liquidity Fund
	(Cost $36,107)	0.199%		36,107,000	36,107
Total Investments (189.6%) (Cost $76,089)					76,331
Other Assets and Liabilities-Net (-89.6%)					(36,078)
Net Assets (100%)					40,253

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
3 Securities with a value of $53,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset

Mortgage-Backed Securities Index Fund

value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
5-Year United States Treasury Note	March 2010	3	352	2

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of November 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	40,224	—
Temporary Cash Investments	36,107	—	—
Futures Contracts-Assets[1]	1	—	—
Total	36,108	40,224	—
1 Represents variation margin on the last day of the reporting period.

At November 30, 2009, the cost of investment securities for tax purposes was $76,089,000. Net unrealized appreciation of investment securities for tax purposes was $242,000, consisting of unrealized gains of $286,000 on securities that had risen in value since their purchase and $44,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SCOTTSDALE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: January 25, 2010
VANGUARD SCOTTSDALE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: January 25, 2010

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.